Regan Floating Rate MBS ETF
Schedule of Investments
October 31, 2024 (Unaudited)
1
COLLATERALIZED MORTGAGE OBLIGATIONS — 87.76%
Principal
Amount Fair Value
Fannie Mae REMIC, Series 68, Class FB, 5.47%, 10/25/2032 $ 37,978 $ 37,789
Fannie Mae REMIC, Series 64, Class FS, 6.73%, 7/25/2033 46,093 46,897
Fannie Mae REMIC, Series 81, Class FE, 5.47%, 9/25/2033 62,741 62,433
Fannie Mae REMIC, Series 40, Class FY, 5.42%, 5/25/2034 1,012,193 1,005,547
Fannie Mae REMIC, Series 25, Class PF, 5.32%, 4/25/2035 96,622 95,461
Fannie Mae REMIC, Series 45, Class FM, 5.37%, 6/25/2036 117,448 116,184
Fannie Mae REMIC, Series 81, Class FB, 5.32%, 9/25/2036 794,409 784,309
Fannie Mae REMIC, Series 88, Class AF, 5.43%, 9/25/2036 114,234 113,112
Fannie Mae REMIC, Series 101, Class FA, 5.39%, 10/25/2036 935,307 929,413
Fannie Mae REMIC, Series 108, Class FB, 5.27%, 11/25/2036 453,067 449,602
Fannie Mae REMIC, Series 92, Class OF, 5.54%, 9/25/2037 117,968 116,380
Fannie Mae REMIC, Series 102, Class FA, 5.54%, 11/25/2037 56,676 56,320
Fannie Mae REMIC, Series 16, Class KF, 5.77%, 3/25/2038 114,204 112,864
Fannie Mae REMIC, Series 68, Class FC, 5.94%, 8/25/2038 917,124 926,810
Fannie Mae REMIC, Series 38, Class FC, 5.52%, 6/25/2040 126,383 125,543
Fannie Mae REMIC, Series 2010-141 FB, 5.44%, 12/25/2040 1,335,698 1,320,527
Fannie Mae REMIC, Series 70, Class FA, 5.42%, 7/25/2042 912,825 900,597
Fannie Mae REMIC, Series 122, Class FM, 5.37%, 11/25/2042 1,306,166 1,284,044
Fannie Mae REMIC, Series 118, Class FB, 5.49%, 12/25/2043 162,681 160,490
Fannie Mae REMIC, Series 2, Class FB, 5.37%, 2/25/2046 154,455 151,933
Fannie Mae REMIC, Series 25, Class FL, 5.47%, 5/25/2046 1,291,519 1,275,845
Fannie Mae REMIC, Series 91, Class AF, 5.37%, 12/25/2046 62,256 61,611
Fannie Mae REMIC, Series 106, Class EF, 5.47%, 1/25/2047 1,876,105 1,849,574
Fannie Mae REMIC, Series 79, Class FB, 5.22%, 10/25/2047 623,842 621,405
Fannie Mae REMIC, Series 36, Class FD, 5.22%, 6/25/2048 146,927 144,772
Fannie Mae REMIC, Series 15, Class FA, 5.47%, 4/25/2049 188,009 184,487
Fannie Mae REMIC, Series 38, Class CF, 5.42%, 7/25/2049 1,311,299 1,286,914
Fannie Mae REMIC, Series 33, Class FB, 5.42%, 7/25/2049 311,279 304,969
Fannie Mae REMIC, Series 43, Class FD, 5.37%, 8/25/2049 705,796 692,231
Fannie Mae REMIC, 5.42%, 10/25/2049 1,087,590 1,069,576
Fannie Mae REMIC, Series 67, Class FB, 5.42%, 11/25/2049 193,534 190,161
Fannie Mae REMIC, Series 81, Class QF, 5.47%, 12/25/2049 2,299,449 2,258,270
Fannie Mae REMIC, Series 37, Class FH, 5.37%, 1/25/2050 849,560 834,307
Fannie Mae REMIC, Series 81, Class FJ, 5.47%, 1/25/2050 1,431,457 1,404,824
Fannie Mae REMIC, Series 12, Class FL, 5.42%, 3/25/2050 768,389 749,083
Fannie Mae REMIC, Series 37, Class FG, 5.27%, 8/25/2050 326,568 318,615
Fannie Mae REMIC, Series 41, Class GF, 5.47%, 3/25/2053 4,536,858 4,506,371
Fannie Mae REMIC, Series 4, Class FB, 5.51%, 3/25/2053 1,876,334 1,867,727
Fannie Mae REMIC, Series 41, Class FG, 5.47%, 8/25/2059 515,425 506,940
Freddie Mac REMIC, Series 2481, Class FE, 6.12%, 3/15/2032 53,962 54,487
Freddie Mac REMIC, Series 3969, Class AF, 5.57%, 10/15/2033 828,638 822,421
Freddie Mac REMIC, Series 2733, Class FB, 5.72%, 10/15/2033 48,875 48,905
Freddie Mac REMIC, Series 3305, Class BF, 5.44%, 7/15/2034 301,591 297,767
Freddie Mac REMIC, Series 3067, Class FA, 5.47%, 11/15/2035 876,602 865,506
Freddie Mac REMIC, Series 3155, Class PF, 5.47%, 5/15/2036 796,138 786,507
Freddie Mac REMIC, Series 3153, Class FX, 5.47%, 5/15/2036 132,550 131,045

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
October 31, 2024 (Unaudited)
2
COLLATERALIZED MORTGAGE OBLIGATIONS — 87.76%
- continued
Principal
Amount Fair Value
Freddie Mac REMIC, Series 3222, Class KF, 5.52%, 9/15/2036 $ 217,838 $ 215,340
Freddie Mac REMIC, Series 3284, Class CF, 5.49%, 3/15/2037 250,282 246,619
Freddie Mac REMIC, Series 3455, Class FG, 6.02%, 6/15/2038 923,665 928,804
Freddie Mac REMIC, Series 5335, Class FB, 5.82%, 10/15/2039 182,578 182,706
Freddie Mac REMIC, Series 3639, Class FC, 5.87%, 2/15/2040 162,561 162,840
Freddie Mac REMIC, Series 3666, Class FC, 5.85%, 5/15/2040 153,525 153,362
Freddie Mac REMIC, Series 3740, Class DF, 5.60%, 10/15/2040 103,900 102,598
Freddie Mac REMIC, Series 3759, Class FB, 5.62%, 11/15/2040 304,458 301,008
Freddie Mac REMIC, Series 3997, Class FJ, 5.57%, 1/15/2041 246,142 243,203
Freddie Mac REMIC, Series 3930, Class KF, 5.62%, 9/15/2041 3,264,814 3,233,467
Freddie Mac REMIC, Series 4116, Class LF, 5.42%, 10/15/2042 1,647,658 1,611,015
Freddie Mac REMIC, Series 4122, Class FP, 5.52%, 10/15/2042 265,509 261,261
Freddie Mac REMIC, Series 4240, Class FA, 5.62%, 8/15/2043 642,957 631,245
Freddie Mac REMIC, Series 4255, Class GF, 5.47%, 9/15/2043 70,849 69,728
Freddie Mac REMIC, Series 4286, Class VF, 5.57%, 12/15/2043 127,865 125,948
Freddie Mac REMIC, Series 4281, Class LF, 5.62%, 12/15/2043 1,710,897 1,689,344
Freddie Mac REMIC, Series 4587, Class AF, 5.47%, 6/15/2046 83,549 82,659
Freddie Mac REMIC, Series 4614, Class FK, 5.62%, 9/15/2046 2,953,525 2,909,922
Freddie Mac REMIC, Series 4792, Class FA, 5.42%, 5/15/2048 1,032,475 1,002,447
Freddie Mac REMIC, Series 4826, Class KF, 5.42%, 9/15/2048 52,099 50,954
Freddie Mac REMIC, Series 4852, Class BF, 5.52%, 12/15/2048 651,313 635,410
Freddie Mac REMIC, Series 4913, Class UF, 5.57%, 3/15/2049 1,495,090 1,459,371
Freddie Mac REMIC, Series 4903, Class NF, 5.37%, 8/25/2049 214,259 210,701
Freddie Mac REMIC, Series 4959, Class JF, 5.42%, 3/25/2050 672,577 655,028
Freddie Mac REMIC, Series 4990, Class FN, 5.32%, 5/25/2050 688,645 667,242
Freddie Mac REMIC, Series 4981, Class JF, 5.37%, 6/25/2050 1,246,111 1,218,449
Freddie Mac REMIC, Series 5270, Class FH, 5.81%, 6/25/2052 829,170 819,176
Freddie Mac REMIC, Series 5396, Class HF, 5.81%, 4/25/2054 256,694 257,873
Freddie Mac REMIC, Series 4851, Class KF, 5.52%, 8/15/2057 2,033,079 1,992,275
Freddie Mac Strips, Series 240, Class F22, 5.47%, 7/15/2036 142,437 140,662
Freddie Mac Strips, Series 271, Class F5, 5.62%, 8/15/2042 222,009 219,038
Freddie Mac Strips, Series 272, Class F1, 5.62%, 8/15/2042 88,727 87,543
Freddie Mac Strips, Series 280, Class F1, 5.62%, 9/15/2042 361,263 356,419
Freddie Mac Strips, Series 359, Class F3, 5.57%, 10/15/2047 1,788,083 1,759,824
Government National Mortgage Association, Series 46, Class MF, 5.30%,
5/16/2034 78,793 78,767
Government National Mortgage Association, Series 70, Class FH, 5.27%,
7/20/2034 587,466 586,401
Government National Mortgage Association, Series 78, Class FA, 5.37%,
12/16/2037 962,856 960,709
Government National Mortgage Association, Series 79, Class FA, 5.32%,
12/20/2037 1,508,906 1,507,978
Government National Mortgage Association, Series 3, Class FA, 5.32%,
1/20/2038 1,245,528 1,243,813
Government National Mortgage Association, Series 66, Class UF, 5.90%,
8/16/2039 104,196 105,168

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
October 31, 2024 (Unaudited)
3
COLLATERALIZED MORTGAGE OBLIGATIONS — 87.76%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series 153, Class LF, 5.15%,
7/16/2041 $ 245,816 $ 241,592
Government National Mortgage Association, Series 161, Class GF, 5.17%,
11/20/2045 62,774 61,392
Government National Mortgage Association, Series 1, Class EF, 5.26%,
1/20/2048 1,113,717 1,084,543
Government National Mortgage Association, Series 138, Class FB, 5.17%,
10/20/2048 2,011,621 1,955,736
Government National Mortgage Association, Series 35, Class GF, 5.32%,
3/20/2049 1,364,265 1,343,136
Government National Mortgage Association, Series 31, Class GF, 5.32%,
3/20/2049 378,564 372,830
Government National Mortgage Association, Series 197, Class LF, 5.59%,
11/20/2052 473,571 469,357
Government National Mortgage Association, Series 111, Class FD, 5.89%,
8/20/2053 182,195 182,196
Fannie Mae REMIC, Series 20, Class GF, 5.32%, 4/25/2036 90,583 89,446
Fannie Mae REMIC, Series 101, Class FD, 5.27%, 7/25/2036 43,518 42,972
Fannie Mae REMIC, Series 101, Class FC, 5.27%, 7/25/2036 64,218 63,476
Fannie Mae REMIC, Series 117, Class MF, 5.67%, 1/25/2038 129,016 128,085
Fannie Mae REMIC, Series 117, Class FM, 5.67%, 1/25/2038 184,358 183,083
Fannie Mae REMIC, Series 58, Class FY, 5.70%, 6/25/2040 74,241 74,186
Fannie Mae REMIC, Series 55, Class FJ, 5.41%, 6/25/2041 625,220 620,725
Fannie Mae REMIC, Series 10, Class FB, 5.32%, 2/25/2043 203,211 198,892
Fannie Mae REMIC, Series 92, Class FA, 5.52%, 9/25/2043 320,338 316,446
Fannie Mae REMIC, Series 10, Class KF, 5.42%, 3/25/2044 172,508 170,047
Fannie Mae REMIC, Series 79, Class FE, 5.22%, 11/25/2045 94,889 92,947
Fannie Mae REMIC, Series 87, Class BF, 5.27%, 12/25/2045 149,420 146,895
Fannie Mae REMIC, Series 38, Class FA, 5.42%, 7/25/2049 5,671,857 5,551,367
Fannie Mae REMIC, Series 61, Class AF, 5.47%, 11/25/2049 5,033,051 4,949,351
Fannie Mae REMIC, Series 79, Class FA, 5.47%, 1/25/2050 286,490 281,041
Fannie Mae REMIC, Series 36, Class FH, 5.42%, 6/25/2050 2,287,661 2,238,560
Freddie Mac REMIC, Series 3210, Class FA, 5.52%, 9/15/2036 317,748 313,990
Freddie Mac REMIC, Series 3361, Class AF, 5.47%, 11/15/2036 59,885 59,068
Freddie Mac REMIC, Series 3281, Class AF, 5.44%, 2/15/2037 171,657 168,937
Freddie Mac REMIC, Series 3309, Class FG, 5.55%, 4/15/2037 100,769 99,502
Freddie Mac REMIC, Series 5031, Class FA, 5.31%, 8/15/2043 2,062,154 1,997,634
Freddie Mac REMIC, Series 4310, Class FA, 5.67%, 2/15/2044 99,272 98,125
Freddie Mac REMIC, Series 4431, Class FT, 5.52%, 1/15/2045 5,052,910 4,957,735
Freddie Mac REMIC, Series 4863, Class F, 5.57%, 3/15/2049 180,076 176,274
Freddie Mac REMIC, Series 4882, Class FA, 5.57%, 5/15/2049 4,518,514 4,435,378
Freddie Mac REMIC, Series 4918, Class F, 5.42%, 10/25/2049 1,995,130 1,959,454
Freddie Mac REMIC, Series 5119, Class QF, 5.06%, 6/25/2051 396,083 374,646
Freddie Mac REMIC, Series 4347, Class EF, 5.62%, 6/15/2054 3,039,252 2,972,413
Freddie Mac Strips, Series 264, Class F1, 5.67%, 7/15/2042 107,728 106,555
Freddie Mac Strips, Series 406, Class F4, 5.76%, 10/25/2053 850,043 849,917

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
October 31, 2024 (Unaudited)
4
COLLATERALIZED MORTGAGE OBLIGATIONS — 87.76%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series 84, Class F, 5.15%,
11/16/2035 $ 94,039 $ 92,891
Government National Mortgage Association, Series 51, Class FH, 5.65%,
6/16/2038 116,148 116,451
Government National Mortgage Association, Series 51, Class FG, 5.67%,
6/16/2038 67,341 67,552
Government National Mortgage Association, Series 19, Class FD, 5.35%,
7/16/2039 9,680 9,677
Government National Mortgage Association, Series 20, Class FD, 5.69%,
2/20/2040 196,530 197,277
Government National Mortgage Association, Series 31, Class FV, 5.62%,
3/20/2040 193,076 193,169
Government National Mortgage Association, Series 110, Class DF, 5.09%,
8/20/2045 356,258 347,280
Government National Mortgage Association, Series 33, Class F, 5.32%,
3/20/2049 151,913 149,179
Total Collateralized Mortgage Obligations (Cost $101,206,441) 101,698,297
U.S. GOVERNMENT & AGENCIES — 10.75%
Principal
Amount Fair Value
United States Treasury Bill, 5.06% , 11/05/2024
(a)
1,500,000 1,499,220
United States Treasury Bill, 4.71% , 11/26/2024
(a)
5,000,000 4,983,983
United States Treasury Bill, 5.12% , 12/17/2024
(a)
3,000,000 2,982,463
United States Treasury Floating Rate Note, 4.71% , 4/30/2026 1,000,000 999,172
United States Treasury Floating Rate Note, 4.74% , 7/31/2026 2,000,000 1,999,072
Total U.S. Government & Agencies (Cost $12,461,380) 12,463,910
Total Investments — 98.51% (Cost $113,667,821) 114,162,207
Other Assets in Excess of Liabilities — 1.49% 1,728,597
NET ASSETS — 100.00% $ 115,890,804
REMIC - Real Estate Mortgage Investment Conduit
(a) Ra te disclosed is the seven day effective yield as of October 31, 2024.